GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020
General And Administrative Expenses
Salaries and Benefits	$ 10,957	$ 8,165	$ 21,616	$ 18,639
Professional Fees	7,954	3,593	15,512	7,200
Rent	6,832	5,872	13,802	15,527
Licenses, Fees and Taxes	1,502	1,387	4,329	4,790
Share-Based Compensation	2,370	2,644	2,370	2,644
Deal Costs	1,177	2,114	2,835	2,337
Restructuring Expenses	2,764	1,180	2,764	1,180
Other General and Administrative	1,747	6,855	8,566	9,732
Total General and Administrative Expenses	$ 35,303	$ 31,810	$ 71,794	$ 62,049